Related Party Transactions (Details) - USD ($)		2 Months Ended	9 Months Ended		12 Months Ended
	Mar. 02, 2021	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 21, 2020
Mcap Acquisition Corp [Member]
Related Party Transaction [Line Items]
Repayment of promissory note - related party			$ 250,000
Price of warrant	$ 1.50		$ 1.50
Proceeds from promissory note - related party		$ 100,000	$ 150,000
Promissory Note with Related Party
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note							$ 300,000
Repayment of promissory note - related party	$ 250,000
Promissory Note with Related Party | Mcap Acquisition Corp [Member]
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note	300,000	300,000			$ 300,000
Repayment of promissory note - related party	250,000
Proceeds from promissory note - related party		100,000
Administrative Support Agreement
Related Party Transaction [Line Items]
Expenses per month			10,000
Administrative Support Agreement | Mcap Acquisition Corp [Member]
Related Party Transaction [Line Items]
Expenses per month	10,000	10,000
Related Party Loans
Related Party Transaction [Line Items]
Loan conversion agreement warrant			$ 1,500,000
Related Party Loans | Working capital loans warrant
Related Party Transaction [Line Items]
Price of warrant			$ 1.50
Related Party Loans | Mcap Acquisition Corp [Member]
Related Party Transaction [Line Items]
Loan conversion agreement warrant	$ 1,500,000	$ 1,500,000			$ 1,500,000
Related Party Loans | Mcap Acquisition Corp [Member] | Working capital loans warrant
Related Party Transaction [Line Items]
Price of warrant	$ 1.50	$ 1.50			$ 1.50
Transaction And Professional Services Agreement | H.I.G CAPITAL LLC
Related Party Transaction [Line Items]
Related Party Transaction, Purchases from Related Party			$ 870,000
Related party transaction, annual management fee			653,000	$ 654,000	$ 872,000	$ 898,000
Related party transaction, amount outstanding		$ 0	$ 0		$ 0	$ 0